Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31

(add 000)	2015	2014
Land and land improvements	$865,700	$849,704
Mineral reserves and interests	1,001,295	990,438
Buildings	144,076	157,233
Machinery and equipment	3,473,826	3,568,342
Construction in progress	128,301	125,959
	5,613,198	5,691,676
Less allowances for depreciation, depletion and amortization	(2,457,198)	(2,288,906)
Total	$3,156,000	$3,402,770

The gross asset value and related allowance for amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2015	2014
Machinery and equipment under capital leases	$19,379	$25,775
Less allowance for amortization	(5,102)	(2,808)
Total	$14,277	$22,967

Depreciation, depletion and amortization expense related to property, plant and equipment was $246,874,000, $211,242,000 and $168,333,000 for the years ended December 31, 2015, 2014 and 2013, respectively. Depreciation, depletion and amortization expense for 2015 and 2014 includes amortization of machinery and equipment under capital leases.

Interest cost of $5,832,000, $8,033,000 and $1,792,000 was capitalized during 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, $58,937,000 and $68,340,000, respectively, of the Aggregates business’ net property, plant and equipment were located in foreign countries, namely the Bahamas and Canada.